OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES.
Schedule of other receivables

	December 31,
	2024	2023
Research and development tax credit receivable from the French State	—	411
Settlement fees	1,000	—
Grants	194	—
Value-added taxes receivable	371	863
Other receivables from Government and public authorities	19	22
Others	105	84
Total	1,688	1,380